NEW EQUITY ISSUANCE (Tables)	12 Months Ended
Sep. 30, 2021
New Equity Issuance
SCHEDULE OF OFFERING SHARES AND OFFERING WARRANTS

The sale of the Offering Shares and Offering Warrants occurred at four closings as follows:

Date of Closing	Shares Sold	Warrants Sold	Gross Proceeds
March 31, 2021	35,757,942	35,757,942	$6,436,430
April 7, 2021	7,513,893	7,513,893	$1,352,501
April 9, 2021	8,683,336	8,683,336	$1,563,000
April 16, 2021	3,594,444	3,594,444	$647,000
Total	55,549,615	55,549,615	$9,998,931